Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	KIORA PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-0443284
Entity File Number	001-36672
Entity Address, Address Line One	169 Saxony Rd.
Entity Address, Address Line Two	Suite 212
Entity Address, City or Town	Encinitas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92024
City Area Code	858
Local Phone Number	224-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	KPRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001372514
Amendment Flag	false